Intangible assets - Table (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Accounting principles, rules and methods
Beginning balance	€ 2,655	€ 2,757
Ending balance	2,637	2,655
GROSS VALUES
Accounting principles, rules and methods
Beginning balance	3,772	3,684
Acquisition		90
Transfer	0	(2)
Ending balance	3,952	3,772
AMORTIZATION
Accounting principles, rules and methods
Beginning balance	(1,117)	(927)
Increase	198	190
Decrease	0	0
Ending balance	(1,315)	(1,117)
Patents
Accounting principles, rules and methods
Beginning balance	2,655	2,757
Ending balance	2,637	2,655
Patents | GROSS VALUES
Accounting principles, rules and methods
Beginning balance	3,740	3,652
Acquisition	180	90
Transfer	0	(2)
Ending balance	3,920	3,740
Patents | AMORTIZATION
Accounting principles, rules and methods
Beginning balance	(1,085)	(895)
Increase	198	190
Decrease	0	0
Ending balance	(1,283)	(1,085)
Software | GROSS VALUES
Accounting principles, rules and methods
Beginning balance	32	32
Transfer	0	0
Ending balance	32	32
Software | AMORTIZATION
Accounting principles, rules and methods
Beginning balance	(32)	(32)
Decrease	0	0
Ending balance	€ (32)	€ (32)